As Filed with the Securities and Exchange Commission on March 31, 2005
                                                Registration Nos. 333 - 103492
                                                                  811 - 21313
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         [ ] Pre-Effective Amendment No.
                       [X] Post-Effective Amendment No. 2

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                               [X] Amendment No. 2

                      AMERICAN FIDELITY SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA                   73106
(Address of Depositor's Principal Executive Offices)               (Zip Code)

Depositor's Telephone Number, Including Area Code             (405) 523-2000

Stephen P. Garrett                            Copies to:
Senior Vice President
American Fidelity Assurance Company           Jennifer Wheeler, Esq.
2000 N. Classen Boulevard                     McAfee & Taft
Oklahoma City, Oklahoma  73106                A Professional Corporation
(Name and Address of Agent for Service)       10th Floor, Two Leadership Square
                                              Oklahoma City, OK 73102-7103


Approximate Date of Proposed Public Offering:  As soon as practicable after effectiveness of the Registration
                                               Statement

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
     [ ] on May 1, 2005 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Being Registered:     Group variable annuity contracts

                                     457(b) Group Variable Annuity

                                              from

                                     [Logo} American Fidelity
                                            Assurance Company
                                     A member of the American Fidelity Group(R)

                                            May 1, 2005


================================================================================

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company

                                   PROSPECTUS
                                   May 1, 2005

     American Fidelity Separate Account C is offering group annuity contracts to state and local government employers for use in Eligible Deferred Compensation Plans as defined in Section 457(b) of the Internal Revenue Code, as amended. This prospectus describes the policy, which is issued by us, American Fidelity Assurance Company, in the form of group contracts between American Fidelity Assurance Company and the state or local government employer. Our home office is at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     The 457(b) Group Variable Annuity is a group deferred, flexible payment annuity policy. You have 18 investment options in the annuity -- the Guaranteed Interest Account, which is a fixed investment option, and 17 variable investment options, each of which corresponds with one of the following eligible portfolios:


American Fidelity Dual Strategy Fund, Inc.(R)          Dreyfus Investment Portfolios
American Century(R) Variable Portfolios                    Technology Growth Portfolio
    VP Balanced Fund                                 Merrill Lynch Variable Series Funds, Inc.
    VP Capital Appreciation Fund                         Basic Value V. I. Fund
    VP Income & Growth Fund                              Value Opportunities V. I. Fund
    VP Ultra(R) Fund                                   Vanguard Variable Insurance Fund
    VP International Fund                                 Total Bond Market Index Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.        Balanced Portfolio
The Dreyfus Stock Index Fund, Inc.                        Small Company Growth Portfolio
Dreyfus Variable Investment Fund
    Growth and Income Portfolio
    Small Company Stock Portfolio
    International Value Portfolio


     This prospectus contains important information about American Fidelity Separate Account C that participants should know before investing in the 457(b) Group Variable Annuity. Please keep this prospectus for future reference. We filed a Statement of Additional Information with the Securities and Exchange Commission dated May 1, 2005 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

     Our Statement of Additional Information is incorporated by reference in this prospectus. The table of contents of the Statement of Additional Information is on the last page of this prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     Please read this prospectus carefully and keep it for future reference.

================================================================================

                                GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

     Account value: The value of your policy during the accumulation period.

     Accumulation period: The period of time beginning when a participant elects to participate in the plan (the participant effective date) and ending when a participant begins receiving annuity payments, the date the participant account is closed. Until a participant begins receiving annuity payments, the participant's annuity is in the accumulation period.

     Accumulation unit: The unit of measurement used to keep track of the value of a participant's interest in a variable investment option (a sub-account) during the accumulation period.

     Adjusted account value: A participant's account value, minus taxes, if any.

     Annuitant: The person on whose life annuity payments are based.

     Annuity date: The date annuity payments begin.

     Annuity options: The various methods available to select as pay-out plans for a participant's annuity payments.

     Annuity payments: Regular income payments a participant may receive from the policy during the annuity period.

     Annuity period: The period during which we make annuity payments.

     Cash value: A participant's account value minus taxes due, if any, minus the withdrawal charge, if applicable, that would apply if the entire value of the policy was withdrawn.

     Eligible portfolio: Each of the 17 sub-accounts invests its assets into a corresponding eligible portfolio. Each eligible portfolio (sometimes called a portfolio or fund) is offered by one of the portfolio companies and has its own investment objective.

     Fixed annuity: An annuity providing payments that are guaranteed as to dollar amount by us. These payments are made during the annuity period.

     General account: Our general account consists of all of our assets other than those assets allocated to Separate Account C or to any of our other separate accounts.

     Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

     Investment options: A participant's investment options (sometimes called eligible investment options) consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the 17 sub-accounts, which are variable investment options. We reserve the right to add, remove or combine portfolios as eligible investment options.

     Participant: A person for whom an interest is maintained under a group variable annuity policy, generally an employee.

     Participant account: An account established for a participant.

     Plan: The 457(b) eligible defined contribution plan established and maintained by the policyholder as it exists on the date it is issued to the policyholder (the date of issue) and any subsequent amendment(s) to it.

     Policy: The 457(b) Group Variable Annuity.

     Policyholder: The owner of the policy, generally a state or local government employer or other entity identified on the application for which, and to whom, the policy is issued.

     Policy year: The annual period that begins on the date of issue and each anniversary of that date. For purposes of determining a participant's applicable withdrawal charges, this period begins with the participant effective date.


     Portfolio companies: The companies offering the portfolios in which the sub-accounts invest. The portfolio companies are: American Fidelity Dual Strategy Fund, Inc.(R), American Century(R) Variable Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Merrill Lynch Variable Series Funds, Inc., and Vanguard Variable Insurance Fund.


     Purchase payment: Money invested or contributed on behalf of a participant that is to be invested in the policy. Purchase payments are allocated to a participant's account.

     Separate Account: Our separate account that provides the variable investment options. The Separate Account is called American Fidelity Separate Account C, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

     Sub-account: An investment division of Separate Account C. Each sub-account invests its assets in shares of a corresponding portfolio.

     Valuation date: Each day on which the New York Stock Exchange and American Fidelity Assurance Company are open for business.

     Valuation period: The period of time beginning at the close of business of the New York Stock Exchange on each valuation date and ending at the close of business for the next succeeding valuation date.

     We, Us, Our: American Fidelity Assurance Company, the insurance company offering the 457(b) Group Variable Annuity.

     You, Your: A participant in the 457(b) Group Variable Annuity, generally, an employee. Although we sometimes refer to "you" or a "participant" as having certain rights and abilities with respect to the policy, the policyholder, which is generally the employer, may actually be entitled to some or all of those rights and abilities. Each participant should review the terms of the policy to determine how it applies to him or her, individually.

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----
Summary....................................................................1
Fee Table..................................................................3
Condensed Financial Information............................................9
The 457(b) Group Variable Annuity.........................................11
About the Participant Account.............................................12
Receiving Payments from the Annuity.......................................13
Investment Options........................................................15
Expenses..................................................................17
Withdrawals...............................................................18
Death Benefit Amount......................................................19
Taxes.....................................................................19
Other Information.........................................................20
Table of Contents of the Statement of Additional Information..............22

                                     SUMMARY

     In this summary, we discuss some of the important features of the 457(b) Group Variable Annuity policy. Please read the entire prospectus for more detailed information about the policy and Separate Account C. The policy is issued in connection with an eligible defined contribution plan pursuant to
Section 457(b) of the Internal Revenue Code.

     The 457(b) Group Variable Annuity. In this prospectus, we describe the 457(b) Group Variable Annuity, a group deferred, flexible payment annuity policy that we offer. The annuity policy is a group contract between a state or local government employer, as the policyholder on behalf of its participants, and us, American Fidelity Assurance Company, as the insurance company. American Fidelity issues a single policy to the employer, who is then the policyholder. The policy covers all present and future participating employees of the policyholder. Through the 457(b) Group Variable Annuity, the plan provides a means for eligible employees to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 17 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio.

     We designed the 457(b) Group Variable Annuity as a funding vehicle to be used with Section 457(b) Eligible Deferred Compensation Plans. Participation in the 457(b) Group Variable Annuity should not be considered for those looking for a short-term investment or those that cannot afford to lose some or all of the money invested.

     Like all deferred annuities, the 457(b) annuity has two periods: the accumulation period and the annuity period. During the accumulation period, participants invest money in the annuity, at which point earnings accumulate on a tax deferred basis and are taxed as income only upon distribution. Similarly, during the annuity period, earnings are taxed as income only upon distribution. Annuity payments under the policy will be paid on a fixed basis only.

     The annuity period begins when the participant starts receiving regular payments from his or her participant account. Although annuity payments are paid on a fixed basis only, the amount of the payments a participant receives during the annuity period will depend on the amount of money invested and the performance of the selected investment options during the accumulation period. Annuity payments and options are discussed on pages 12 through 14.


     Investment Options. When purchase payments are made to a participant account, the payments will be allocated according to the instructions we receive from the participant or policyholder, as applicable. A participant may allocate some or all of the money invested in his or her participant account to one or more of the eligible investment options. We reserve the right to add, combine or remove portfolios as eligible investment options. Currently, the eligible investment options include our fixed investment option, the Guaranteed Interest Account, and the sub-accounts listed below, each of which is a variable investment option:

 American Fidelity Dual Strategy Fund, Inc. (R)
 American Century(R) Variable Portfolios - VP Balanced Fund
 American Century(R) Variable Portfolios - VP Capital Appreciation Fund American Century(R) Variable Portfolios - VP Income & Growth Fund
 American Century(R) Variable Portfolios - VP Ultra(R) Fund
 American Century(R) Variable Portfolios - VP International Fund
 The Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Stock Index Fund, Inc.
 Dreyfus Variable Investment Fund - Growth and Income Portfolio
 Dreyfus Variable Investment Fund - Small Company Stock Portfolio
 Dreyfus Variable Investment Fund - International Value Portfolio
 Dreyfus Investment Portfolios - Technology Growth Portfolio
 Merrill Lynch Variable Series Funds, Inc. - Basic Value V. I. Fund
 Merrill Lynch Variable Series Funds, Inc. - Value Opportunities V. I. Fund(1) Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
 Vanguard Variable Insurance Fund - Balanced Portfolio
 Vanguard Variable Insurance Fund-Small Company Growth Portfolio
_____________________

(1) This investment option was formerly known as the Merrill Lynch Variable Series Fund, Inc. - Small Cap Value V.I. Fund.



     Each of the sub-accounts listed above invests in a corresponding portfolio. The portfolios offer professionally managed investment choices. A complete description of each of the portfolios can be found in the prospectus for that particular portfolio. Participants can make or lose money in the variable investment options, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which purchase payments are allocated. Please see the information on page 16 describing how you can obtain a copy of the portfolios' prospectuses.

     Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us; however, participants may still be subject to a withdrawal charge in the event of a withdrawal from his or her participant account.

     Taxes. The earnings accumulated as a result of investments in the 457(b) Group Variable Annuity are not taxed until received as a distribution. Because all of the contributions to the annuity are made, pursuant to the plan, on a pre-tax basis, all distributions will be subject to state and federal income tax unless the distribution is rolled over to an "eligible employer plan" or to an IRA in a direct rollover. The participant will receive a special tax notice explaining the tax consequences of the distribution options available before receiving an eligible rollover distribution.

     Withdrawals. A participant may withdraw money from his or her participant account at any time during the accumulation period; however, a withdrawal charge may apply. Additionally, certain restrictions exist under federal tax law and a penalty tax may be assessed upon certain withdrawals. The minimum partial withdrawal is $250, but a withdrawal must not reduce the value of the participant account to less than $100. Withdrawals and charges that may apply to withdrawals are discussed further on pages 18 and 19.

     Free Look. The policyholder may return the policy to us or to our agent within 20 days after it is delivered. If returned, the policy will be void from the beginning and we will refund the greater of: the purchase payments paid or the account value as of the earlier of the date we receive the policy in our home office, or the date our agent receives the returned policy.

     Questions. If you have any questions about the 457(b) Group Variable Annuity or need more information, please contact us at:

          American Fidelity Assurance Company
          Annuity Services Department
          P.O. Box 25520
          Oklahoma City, Oklahoma 73125-0520
          Telephone: (800) 662-1106
          E-mail:  va.help@af-group.com

                                    FEE TABLE

     The following tables describe the fees and expenses participants will pay when buying, owning and surrendering a policy. The first table describes the withdrawal charge that applies when a withdrawal is made from a participant account or when a policy is surrendered. State premium taxes may also be deducted.

Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn)

       Policy                                                  Withdrawal
        Year                                                      Charge
        ----                                                      ------
       1..................................................           8%
       2..................................................           8%
       3..................................................           8%
       4..................................................           8%
       5..................................................           8%
       6..................................................           4%
       7..................................................           4%
       8..................................................           4%
       9..................................................           4%
       10.................................................           4%
       11+................................................           0%

     The next table describes the fees and expenses that apply periodically during the life of a policy, not including the portfolio fees and expenses.

Annual Expenses                                          Current       Maximum
                                                          Fee(1)         Fee
                                                          ------         ---
Separate Account Annual Expenses (as a percentage
   of average account value)
Mortality and Expense Risk Charge.....................    1.25%        1.25%
Account Fees and Expenses
   Administrative Charge..............................    0.15%        0.25%
   Distribution Expense Charge........................    0.10%        0.25%
Total Separate Account Annual Expenses................    1.50%        1.75%
______________________

(1) We currently charge lower fees than the maximum allowed under the policy. The current and maximum fees we may charge at the separate account level are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of a participant account invested in a portfolio.


     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies which you may pay periodically while you own the policy. Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses        MINIMUM       MAXIMUM
(expenses that are deducted from portfolio
assets, including management fees,
distribution (12b-1) fees and other expenses)     0.17%         2.75%


Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc.(R)
         Management Fees......................................0.50%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............0.50%

American Century(R) Variable Portfolios (1)

VP Balanced Fund (2)
         Management Fees......................................0.90%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............0.90%

VP Capital Appreciation Fund(2)
         Management Fees......................................1.00%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............1.00%

VP Income & Growth Fund
         Management Fees......................................0.70%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............0.70%

VP Ultra(R) Fund (2)
         Management Fees......................................1.00%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............1.00%

VP International Fund (2)
         Management Fees......................................1.27%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............1.27%

The Dreyfus Socially Responsible Growth Fund, Inc. (3)
         Management Fees......................................0.75%
         Other Expenses.......................................0.07%
         Total Annual Portfolio Operating Expenses............0.82%

The Dreyfus Stock Index Fund, Inc.(3)
         Management Fees......................................0.25%
         Other Expenses.......................................0.01%
         Total Annual Portfolio Operating Expenses............0.26%

Dreyfus Variable Investment Fund (3)

Growth and Income Portfolio
         Management Fees......................................0.75%
         Other Expenses.......................................0.07%
         Total Annual Portfolio Operating Expenses............0.82%

Small Company Stock Portfolio
         Management Fees......................................0.75%
         Other Expenses.......................................0.20%
         Total Annual Portfolio Operating Expenses...........95%

International Value Portfolio
         Management Fees......................................1.00%
         Other Expenses.......................................0.25%
         Total Annual Portfolio Operating Expenses............1.25%

Dreyfus Investment Portfolios (3)

Technology Growth Portfolio
         Management Fees......................................0.75%
         Other Expenses.......................................0.10%
         Total Annual Portfolio Operating Expenses............0.85%

Federated Insurance Series (4)

Federated Fund For U.S. Government Securities II (5a-c)
         Management Fees......................................0.60%
         Other Expenses.......................................0.13%
         Shareholder Service Fee .............................0.25%
         Total Annual Portfolio Operating Expenses............0.98%

Federated Capital Appreciation Fund II (6a-e)
         Management Fees......................................0.85%
         Other Expenses.......................................1.40%
         Shareholder Service Fee  ............................0.25%
         Total Annual Portfolio Operating Expenses............2.75%

Merrill Lynch Variable Series Funds, Inc. (7)(8)

Basic Value V.I. Fund
         Management Fees......................................0.60%
         Other Expenses.......................................0.06%
         Total Annual Portfolio Operating Expenses............0.66%

Value Opportunities V.I. Fund
         Management Fees......................................0.75%
         Other Expenses.......................................0.08%
         Total Annual Portfolio Operating Expenses............0.83%

Neuberger Berman Advisers Management Trust (4)(9)

AMT Balanced Portfolio
         Management Fees......................................0.85%
         Other Expenses.......................................0.25%
         Total Annual Portfolio Operating Expenses............1.10%

AMT Growth Portfolio
         Management Fees......................................0.85%
         Other Expenses.......................................0.11%
         Total Annual Portfolio Operating Expenses............0.96%


Vanguard(R) Variable Insurance Fund

Total Bond Market Index Portfolio
         Management Fees......................................0.13%
         Other Expenses.......................................0.04%
         Total Annual Portfolio Operating Expenses............0.17%

Balanced Portfolio
         Management Fees......................................0.15%
         Other Expenses.......................................0.11%
         Total Annual Portfolio Operating Expenses............0.26%

Small Company Growth Portfolio
         Management Fees......................................0.23%
         Other Expenses.......................................0.23%
         Total Annual Portfolio Operating Expenses............0.46%
_____________________

(1)  American Century(R) Variable Portfolios - Class I Shares.

(2) This fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

(3) The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios - Initial Shares.

(4) All portfolios of Federated Insurance Series and Neuberger Advisers Management Trust ceased to be investment options on May 1, 2005. If you have already invested in any of these portfolios, you must select one or more alternative investment options to which you want to transfer your current investment in the terminated portfolios. You must transfer the entire amount invested in any of the terminated portfolios. If we have not already, we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolios. Any investments which have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account. We will send notice of the transfer deadline at least 60 days before the deadline date.

(5)  Federated Fund for U.S. Government Securities II.

     (a) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expense the Fund actually paid for the fiscal year ended December 31, 2004.

          o    Total Waiver of Fund Expenses 0.26%

          o    Total Actual Annual Fund Operating Expense[after waivers] 0.72%

     (b) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management free paid by the Fund [after the voluntary waiver] was 0.59% for the fiscal year ended December 31, 2004.

     (c) The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2005.

(6)  Federated Capital Appreciation Fund II - Primary Shares.

     (a) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.

          o    Total Waivers and Reimbursements of Fund Expenses 1.72%

          o Total Actual Annual Fund Operating Expense [after waivers and reimbursements] 0.72%

     (b) The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ending December 31, 2004.

     (c) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the distribution (12b-1) fee for the Primary Shares during the fiscal year ending December 31, 2005.

     (d) The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2005.

     (e) The administrator voluntarily waived a portion of its fee and the adviser voluntarily reimbursed certain operating expenses of the Fund. The administrator and adviser can terminate this voluntary waiver and reimbursement at any time. Total other expenses paid by the Fund [after the voluntary waiver and reimbursement]were 1.03% for the fiscal year ending December 31, 2004.

(7)  Merrill Lynch Variable Series Funds, Inc. - Class I Shares.

(8) Merrill Lynch Investment Managers, Inc. ("MLIM") and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement for Class I and Class II Shares, which limits certain operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class II Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLIM which, in turn, will be reimbursed by MLLA.

(9)  Neuberger Berman AMT Portfolios - Class I Shares



Examples

     These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include the applicable withdrawal charge, maximum separate account annual expenses and portfolio fees and expenses.

     The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum separate account expenses and the maximum fees and expenses of the portfolios. Although actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if a policy is surrendered at the end of each time period or (b) if a policy is not surrendered or the policy is annuitized at the end of the applicable time period.

                                                                                 Time Periods
                                                                                 ------------
                                                             1 Year        3 Years         5 Years           10 Years
                                                             ------        -------         -------           --------
American Fidelity Dual Strategy Fund, Inc.(R) ...........(a)  1,002.90      1,411.60        1,875.51          2,850.99
                                                         (b)    202.90        626.65        1,075.51          2,317.54

         American Century(R) Variable Portfolios
         VP Balanced Fund................................(a)  1,042.99      1,523.01        2,077.49          3,236.09
                                                         (b)    242.99        747.42        1,277.49          2,723.56

         VP Capital Appreciation Fund....................(a)  1,052.99      1,550.65        2,127.34          3,329.76
                                                         (b)    252.99        777.39        1,327.34          2,822.33

VP Income & Growth Fund..................................(a)  1,022.97      1,467.48        1,977.03          3,045.65
                                                         (b)    222.97        687.22        1,177.03          2,522.77

VP Ultra(R) Fund.........................................(a)  1,052.99      1,550.65        2,127.34          3,329.76
                                                         (b)    252.99        777.39        1,327.34          2,822.33

VP International Fund....................................(a)  1,079.93      1,624.85        2,260.61          3,577.57
                                                         (b)    279.93        857.83        1,460.61          3,083.66

The Dreyfus Socially Responsible Growth Fund, Inc........(a)  1,034.99      1,500.84        2,037.43          3,160.42
                                                         (b)    234.99        723.39        1,237.43          2,643.77

         The Dreyfus Stock Index Fund, Inc...............(a)    978.77      1,344.09        1,752.29          2,611.69
                                                         (b)    178.77        553.47          952.29          2,065.29

         Dreyfus Variable Investment Fund

Growth and Income Portfolio..............................(a)  1,034.99      1,500.84        2,037.43          3,160.42
                                                         (b)    234.99        723.39        1,237.43          2,643.77

Small Company Stock Portfolio............................(a)  1,047.99      1,536.84        2,102.45          3,283.05
                                                         (b)    247.99        762.42        1,302.45          2,773.08

International Value Portfolio............................(a)  1,077.94      1,619.38        2,250.81          3,559.46
                                                         (b)    277.94        851.89        1,450.81          3,064.56

         Dreyfus Investment Portfolios
Technology Growth Portfolio..............................(a)  1,037.99      1,509.16        2,052.48          3,188.87
                                                         (b)    237.99        732.41        1,252.48          2,673.77

         Federated Insurance Series<F1>
Federated Fund For U.S. Government Securities II.........(a)  1,050.99      1,545.13        2,117.39          3,311.11
                                                         (b)    250.99        771.40        1,317.39          2,802.66

Federated Capital Appreciation Fund II...................(a)  1,226.34      2,020.80        2,901.73          4,812.38
                                                         (b)    426.34      1,287.09        2,158.74          4,386.42

Merrill Lynch Variable Series Funds, Inc.
Basic Value V. I. Fund...................................(a)  1,018.96      1,456.33        1,956.81          3,007.06
                                                         (b)    218.96        675.14        1,156.81          2,482.08

Value Opportunities V. I. Fund...........................(a)  1,035.99      1,503.61        2,042.45          3,169.91
                                                         (b)    235.99        726.39        1,242.45          2,653.78

Neuberger Berman Advisers Management Trust<F1>
AMT Balanced Portfolio...................................(a)  1,062.98      1,578.20        2,176.92          3,422.40
                                                         (b)    262.98        807.26        1,376.92          2,920.02

AMT Growth Portfolio.....................................(a)  1,048.99      1,539.60        2,107.43          3,292.41
                                                         (b)    248.99        756.41        1,307.43          2,782.95


Vanguard Variable Insurance Fund<F2>
Total Bond Market Index Portfolio........................(a)   969.70        1,318.65        1,705.68         2,520.33
                                                         (b)   169.70          525.89          905.68         1,968.98

Balanced Portfolio.......................................(a)   978.77        1,344.09        1,752.29         2,611.69
                                                         (b)    78.77          553.47          952.29         2,065.29

Small Company Growth Portfolio...........................(a)   998.88        1,400.38        1,855.08         2,811.54
                                                         (b)   198.88          614.49        1,055.08         2,275.96


     We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2004. Except for American Fidelity Dual Strategy Fund, Inc. (R), we did not independently verify the data provided; however, we did prepare the examples.

     The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.
_____________________________

<F1>
     All portfolios of Federated Insurance Series and Neuberger Advisers Management Trust ceased to be investment options on May 1, 2005. If you have already invested in any of these portfolios, you must select one or more alternative investment options to which you want to transfer your current investment in the terminated portfolios. You must transfer the entire amount invested in any of the terminated portfolios. If we have not already, we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolios. Any investments which have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account. We will send notice of the transfer deadline at least 60 days before the deadline date.
<F2>
     The portfolio of Vanguard(R) Variable Insurance Fund become available as investment options on May 1, 2005.


                         CONDENSED FINANCIAL INFORMATION

     During the accumulation phase, we calculate the value of each policy owner's share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values at the beginning of the period and the end of the period as of (1) July 1, 2003 (the date on which Separate Account C's registration statement became effective) and December 31, 2003, and (2) January 1, 2004 and December 31, 2004.

                                                                                                                Number of
                                                                   Accumulation Unit       Accumulation     Accumulation Units
                                                                  Value at Beginning       Unit Value at      Outstanding at
                                                                       of Period           December 31          December 31
                                                                  -------------------- -------------------- --------------------
American Fidelity Dual Strategy Fund, Inc.(R)
     2003.........................................................       $ 10.848             $ 12.065             5,102
     2004.........................................................       $ 12.065             $ 12.856            15,137

American Century(R) Variable Portfolios
VP Balanced Fund
     2003.........................................................       $ 11.222             $ 12.050               820
     2004.........................................................       $ 12.050             $ 13.032             6,421
VP Capital Appreciation Fund
     2003.........................................................       $ 10.851             $ 12.133               923
     2004.........................................................       $ 12.133             $ 12.859             2,341
VP Income & Growth Fund
     2003.........................................................       $ 10.810             $ 12.281               972
     2004.........................................................       $ 12.281             $ 13.670             3,880
VP Ultra(R) Fund
     2003.........................................................       $ 10.635             $ 11.746               356
     2004.........................................................       $ 11.746             $ 12.806             3,578
VP International Fund
     2003.........................................................       $ 10.100             $ 11.937               303
     2004.........................................................       $ 11.937             $ 13.516             1,114
The Dreyfus Socially Responsible Growth Fund, Inc.
     2003.........................................................       $ 10.805             $ 12.173             1,281
     2004.........................................................       $ 12.173             $ 12.736             3,825
The Dreyfus Stock Index Fund, Inc.
     2003.........................................................       $ 11.183             $ 12.656             7,355
     2004.........................................................       $ 12.656             $ 13,794            37,373
Dreyfus Variable Investment Fund
Growth and Income Portfolio
     2003.........................................................       $ 11.083             $ 12.490             1,740
     2004.........................................................       $ 12.490             $ 13.223             5,843

Small Company Stock Portfolio
     2003.........................................................       $ 11.105             $ 13.750               602
     2004.........................................................       $ 13.754             $ 16.059             2,426

International Value Portfolio
     2003.........................................................       $ 10.069             $ 12.741               970
     2004.........................................................       $ 12.741             $ 15.064             3,084

Dreyfus Investment Portfolios
Technology Growth Portfolio
     2003.........................................................       $  9.877             $ 11.704               265
     2004.........................................................       $ 11.704             $ 11.583             1,642

Federated Insurance Series(1)
Federated Fund For U.S. Government Securities II
     2003.........................................................       $ 10.232             $ 10.181            10,424
     2004.........................................................       $ 10.181             $ 10.391            21,744

Federated Capital Appreciation Fund II
     2003.........................................................       $ 10.560             $ 11.800               365
     2004.........................................................       $ 11.800             $ 12.483             1,038

Merrill Lynch Variable Series Funds, Inc.
Basic Value V. I. Fund
     2003.........................................................       $ 11.468             $ 13.676             3,445
     2004.........................................................       $ 13.676             $ 14.964            16,307

Value Opportunities V. I. Fund
     2003.........................................................       $ 11.552             $ 14.134             5,641
     2004.........................................................       $ 14.134             $ 16.009            21,889

Neuberger Berman Advisers Management Trust<F1>
AMT Balanced Portfolio
     2003.........................................................       $ 10.479             $ 11.183               262
     2004.........................................................       $ 11.183             $ 12.042             1,260

AMT Growth Portfolio
     2003.........................................................       $ 10.000             $ 10.705               107
     2004.........................................................       $ 10.705             $ 12.296             1,019

_____________________

<F1>
     All portfolios of Federated Insurance Series and Neuberger Advisers Management Trust ceased to be investment options on May 1, 2005. If you have already invested in any of these portfolios, you must select one or more alternative investment options to which you want to transfer your current investment in the terminated portfolios.
     You must transfer the entire amount invested in any of the terminated portfolios. If we have not already, we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolios. Any investments which have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account. We will send notice of the transfer deadline at least 60 days before the deadline date.

     The table above does not include information for the following investment options which become available on May 1, 2005.

         Vanguard(R) Variable Insurance Fund
                  Total Bond Market Index Portfolio
                  Balance Portfolio
                  Small Company Growth Portfolio

                          REVENUE SHARING ARRANGEMENTS

     We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services. In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services. These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses. These payments are sometimes referred to as "revenue sharing." We currently have revenue sharing agreements with Merrill Lynch Asset Management, L.P., The Dreyfus Corporation, American Century Investment Services, Inc., Federated Securities Corp. and Neuberger Berman Management Inc. Our sales people do not receive any additional compensation for selling one fund over another, and they don't give any special preference to a fund just because that fund has a more favorable revenue sharing arrangement with us.

     In connection with your fund purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased fund's average daily net assets maintained for our policy holders. These percentages differ based upon the terms of our agreements with the funds as denoted below. We have entered into revenue sharing arrangements with the following funds:

Fund Name                                   Revenue Sharing %
---------                                   -----------------

Merrill Lynch Asset Management, L.P.        0.10%

American Century Investment Services, Inc.  0.20% on assets over $10 million

The Dreyfus Corporation                     0.15% on assets up to $25 million
         .........                          0.20% on assets over $25 million

Federated Securities Corp.                  0.25%

Neuberger Berman Management Inc.            0.15%


                        THE 457(b) GROUP VARIABLE ANNUITY

Owning a 457(b) Group Variable Annuity Policy

     The 457(b) Group Variable Annuity is a group annuity policy that is designed for use in eligible deferred compensation plans adopted by governmental employers pursuant to Section 457(b) of the Internal Revenue Code. American Fidelity Assurance Company issues a single policy that acts as a contract between an employer, who is the policyholder on behalf of the participants, and American Fidelity Assurance Company. Any present or future employee of the policyholder can become a participant by investing in the policy. Under the policy, American Fidelity Assurance Company promises to pay an income to the participants (or someone else a participant may choose) in the form of annuity payments beginning on a date chosen by the participant. American Fidelity establishes an account for each participant and the account contains values and reflects activity for the participant. The person upon whose life the annuity payments are based is called the annuitant. If the annuitant dies during the accumulation period, American Fidelity will pay a death benefit to a beneficiary.

     Assets held under the policy must be held for the exclusive benefit of participants and their beneficiaries under the plan. All liabilities with respect to plan participants and their beneficiaries must be satisfied before any part of the assets and income of the policy will be used for, or diverted to, purposes other than for the exclusive benefit of plan participants and their beneficiaries.

Naming a Beneficiary

     The beneficiary is the person or entity named in accordance with the plan to receive a benefit in the event of a participant's death. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

Voting Rights

     Although American Fidelity legally owns the underlying portfolios' shares, we believe that we must get instructions from participants or the policyholders about how to vote the shares when an underlying portfolio company solicits proxies in conjunction with a shareholder vote. When we receive appropriate voting instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek voting instructions, we will vote the shares in our own right.

Changes in Policy Terms

     Any changes to the policy must be made in writing and signed by an officer of American Fidelity Assurance Company.

                          ABOUT THE PARTICIPANT ACCOUNT

Purchase Payments

     Money is invested in the policy when purchase payments are made. Purchase payments can only be made during the accumulation period. Except for the initial purchase payment, purchase payments will be credited to a participant's account within one business day of receipt in our office. In accordance with the plan, the amount of a participant's purchase payments may be increased, decreased or changed at any time. All payment allocations must be in whole percentages. Purchase payments made by or on behalf of a participant must be at least $300 annually, unless we agree to a lesser amount. A participant account will not lapse even if no purchase payments are made during a policy year.

     Once we receive a minimum initial purchase payment of $25.00 and the proper enrollment forms, we will (1) issue verification of participation in the policy, and (2) allocate the initial purchase payment according to instructions provided within two business days. If we are unable to complete the initial process within five business days, we will either return the money or get permission to keep it until we obtain all of the necessary information. Purchase payments received by 3:00 p.m., Central Time, will receive same day pricing in determining the number of sub-account accumulation units to credit to a participant account.

     American Fidelity allocates purchase payments to each participant's account as instructed by the policyholder, in accordance with the terms of the plan. Subsequent purchase payments will be allocated in the same manner unless we receive other instructions. The policyholder, or the participant, if the plan permits, may change allocations among sub-accounts for future purchase payments.

Accumulation Units

     In order to keep track of the value of a participant account during the accumulation period, we use a measurement called an accumulation unit. Every purchase payment increases the number of accumulation units in a participant's account. To determine the number of accumulation units that we should credit to a participant account, we determine the value of the accumulation unit for each sub-account to which the participant allocates purchase payments. Because each sub-account has its own value, the value of the accumulation unit for each of the sub-accounts differs.

     We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly. On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

     o dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains (or losses) per share for the current period, by the value of an underlying portfolio share for the previous period; and

     o subtracting from that amount any mortality and expense risk, administrative and distribution expense charges.

     The value of an accumulation unit relating to any sub-account may go up or down from day to day. If a participant allocates purchase payments to any of the variable investment options, the value of his or her participant account will fluctuate depending upon the investment performance of the portfolio(s) corresponding to the sub-account(s) to which the participant has allocated purchase payments. (This is not true if a participant invests solely in the Guaranteed Interest Account.) The value of a participant account also depends on the expenses of the policy and the underlying portfolio.

     When a purchase payment is made, we credit the appropriate participant account with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that portfolio. When a withdrawal is made, the number of accumulation units in the participant account will decrease. For more information about withdrawals, see page 17.

     The following example illustrates how we calculate the number of accumulation units that should be credited to a participant account when purchase payments are made.

Example

     On Thursday, we receive an additional purchase payment of $100 designated to a participant account. The participant previously allocated 100% of this amount to the Dreyfus Stock Index Fund. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for the Dreyfus Stock Index Fund is valued at $10.75. To determine the increased value of the participant account, we divide $100 by $10.75 and credit the participant account on Thursday night with 9.30 accumulation units of the Dreyfus Stock Index Fund sub-account.

Suspension of Payments or Transfers

     We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

     o during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

     We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

                       RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

     In accordance with the plan, an annuity date will be established for each participant, at which time the participant will begin receiving regular monthly income payments (sometimes called distributions) from the annuity. We must be notified of the desired annuity date at least 30 days before annuity payments begin.

     The earliest annuity date that may be requested for commencement of a participant's annuity payments is 30 days after a participant's effective date. If the policy is issued pursuant to a qualified plan, the annuitant is generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which the annuitant retires or the calendar year in which the annuitant turns 70-1/2, whichever comes later. Otherwise, the annuity date may not be later than the annuitant's 85th birthday or the maximum date permitted under state or federal law, whichever is earlier. This annuity date may be changed by written request any time before the original annuity date, and at least 30 days before the new annuity date. Please read the plan for other information related to distributions.

     The duration of a participant's annuity period will impact the amount of the participant's monthly annuity payments. Choosing an early annuity date may increase the duration of a participant's annuity period, which will decrease the amount of the participant's monthly annuity payments. Other material factors that determine the level of annuity benefits are the age of the annuitant, accumulation value of the annuity contract, and type and duration of the annuity option selected. Selecting an Annuity Option

     Four annuity payment options are available under the policy. In order to receive annuity payments under an annuity option, we must receive notice of the annuity option selected at least 30 days before the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth.

     As permitted by the plan, one of the following annuity options may be chosen. If no annuity option is selected, we will make 120 monthly annuity payments over 10 years in accordance with Option 2 below. We may make other annuity options available from time to time. After annuity payments begin, the annuity option cannot be changed.

------------------ --------------------- -----------------------------------------------------------------------------
OPTION 1           Lifetime Only               We will make monthly payments during the life of the annuitant. If
                   Annuity               this option is elected, payments will stop when the annuitant dies.
------------------ --------------------- -----------------------------------------------------------------------------

OPTION 2           Lifetime Annuity            We will make monthly payments for the guaranteed period selected
                   with Guaranteed       during the life of the annuitant. When the annuitant dies, any amounts
                   Periods               remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant's death. The guaranteed period may be 10 years or 20 years.
------------------ --------------------- -----------------------------------------------------------------------------

OPTION 3           Joint and Survivor          We will make monthly payments during the joint lifetime of the
                   Annuity               annuitant and a joint annuitant, usually husband and wife.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3% or 50% of the annuity payment in effect originally.

                                               If a reduced payment of 66 2/3% or 50% to the surviving annuitant is selected, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.
------------------ --------------------- -----------------------------------------------------------------------------

OPTION 4           Period Certain              We will make monthly payments for a specified period. The specified period must be at least 5 years and cannot be more than 30 years.
------------------ --------------------- -----------------------------------------------------------------------------

Annuity Payments

     Annuity payments are paid in monthly installments and will be paid on a fixed basis only. The amount of the first monthly payment depends on the annuity option selected and the age of the annuitant at the time the first payment is due. The participant's adjusted account value will be applied to the applicable annuity table based on the annuity option selected. The policy contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied. The guaranteed interest rate on all options is 3% compounded annually. We may suspend, defer or postpone annuity payments as described on page 12.



                               INVESTMENT OPTIONS

     When purchase payments are made in connection with the 457(b) Group Variable Annuity, a participant can allocate his or her purchase payments under the policy to our Guaranteed Interest Account, any one or more of Separate Account C's sub-accounts, or both. Each of the sub-accounts corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

---------------------------------------------------- -------------------------------- ----------------------------------------------
                       NAME                                      TYPE OF                           INVESTMENT ADVISOR/
                                                            PORTFOLIO COMPANY                          SUB-ADVISOR
---------------------------------------------------- -------------------------------- ----------------------------------------------
American Fidelity Dual Strategy Fund, Inc.(R)        Open-end, diversified,           Advisor:  American Fidelity Assurance Company
(Call 800-662-1106 to request portfolio prospectus)  management investment company
                                                                                      Sub-Advisors:  Seneca Capital Management LLC
                                                                                      and Todd Investment Advisors, Inc.
---------------------------------------------------- -------------------------------- ----------------------------------------------
American Century(R) Variable Portfolios              Open-end, management             Advisor:  American Century Investment
Portfolios available under 457(b) Group Variable     investment company offering      Management, Inc.
Annuity policy:                                      one or more portfolios
o        VP Balanced Fund                            available under the 457(b)       Sub-Advisor:  None
o        VP Capital Appreciation Fund                Group Variable Annuity.
o        VP Income & Growth Fund
o        VP Ultra(R) Fund
o        VP International Fund
(Call 800-345-6488 to request portfolio prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.   Open-end, diversified,           Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  management investment company
---------------------------------------------------- -------------------------------- ----------------------------------------------
The Dreyfus Stock Index Fund, Inc.                   Open-end management investment   Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  company
                                                                                      Index Fund Manager:  Mellon Equity Associates
                                                                                      (affiliate of The Dreyfus Corporation)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Dreyfus Variable Investment Fund                     Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under 457(b) Group Variable     investment company offering
Annuity policy:                                      one or more portfolios           Sub-Advisor:  None
o        Growth and Income Portfolio                 available under the 457(b)
o        Small Company Stock Portfolio               Group Variable Annuity.
o        International Value Portfolio
(Call 800-554-4611 to request portfolio prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Dreyfus Investment Portfolios                        Open-end, management             Advisor:  The Dreyfus Corporation
Portfolio available under 457(b) Group Variable      investment company offering
Annuity policy:                                      one or more portfolios           Sub-Advisor:  None
o        Technology Growth Portfolio                 available under the 457(b)
(Call 800-554-4611 to request portfolio prospectus)  Group Variable Annuity.
---------------------------------------------------- -------------------------------- ----------------------------------------------
Merrill Lynch Variable Series Funds, Inc.            Open-end, management             Advisor:  Merrill Lynch Investment Managers,
Portfolios available under 457(b) Group Variable     investment company offering      L.P.
Annuity policy:                                      one or more separate funds
o        Basic Value V. I. Fund                      available under the 457(b)       Sub-Advisor:  None
       Value Opportunities V. I. Fund                Group Variable Annuity.
(Call 800-MER-FUND (637-3863) to request portfolio
prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Vanguard(R) Variable Insurance Fund                  Open-end, management             Advisor of Vanguard Total Bond Market Index
Portfolios available under AFAdvantage Variable      investment company offering      Portfolio: The Vanguard Fixed Income Group
Annuity(R) policy:                                   one or more portfolios
                                                     available under the              Advisor of Vanguard Balanced Portfolio:
o        Total Bond Market Index Portfolio           AFAdvantage Variable Annuity(R)  Wellington Management Company, LLC
o        Balanced Portfolio
o        Small Company Growth Portfolio                                               Advisor of Vanguard Small Company Growth
                                                                                      Portfolio: Granahan Investment Management,
(Call 800-210-6348 to request portfolio prospectus)                                   Inc., and Grantham, Mayo, Van Otterloo & Co.
                                                                                      LLC

                                                                                      Sub-Advisors: None
---------------------------------------------------- -------------------------------- ----------------------------------------------


     Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity policies and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets which could adversely affect such portfolio's net asset value per share.

     You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the eligible portfolios, including information about deductions from and expenses paid out of the assets of the portfolios. You may request copies of the prospectuses of the portfolios by calling the telephone numbers in the table on the previous page. You may also request a copy of the Statement of Additional Information of any of the portfolios by calling the telephone numbers in the table on the previous page, or by contacting us at the address and phone number on the cover of this prospectus.

     Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

     At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the 457(b) Group Variable Annuity. If we decide to make a substitution, we will give you notice of our intention.

Transfers

     Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated. We reserve the right to limit the number of transfers that may be made. All asset transfers made in any one day count as one transfer. We will not be liable for transfers made at a participant's or a policyholder's direction. All transfers must be in whole percentages. Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

Automatic Dollar Cost Averaging

     Automatic dollar cost averaging allows a participant to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as the source of a transfer. By transferring the same amount on a regular schedule instead of transferring a larger amount at one time, a participant may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation period.

     If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

Asset Rebalancing

     After a participant allocates his or her money to different investment options, the performance of the different investment options may cause the allocation of the total investment to shift. At the participant's direction, we will automatically rebalance a participant account to return the total investment to the original percentage allocations. If a participant requests our asset rebalancing service, we will make any necessary transfers on the first day after the end of the policy year. Asset rebalancing is only available in the accumulation period.

     If you participate in asset rebalancing, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.


Market Timing Policies

     Market timing policies are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners. Although market timing by participants is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive participants who engage in various long-term or passive investment strategies.

     We have identified the possibility that participants may attempt to use market timing strategies in connection with Separate Account C, which includes variable investment options, as well as a cash annuity account investment option. Market timing can be accomplished by switching back and forth between investment options. We monitor the activities of the Separate Account C participants, and have processes in place to detect and prevent market timing. For example, our policy against accepting telephone transactions between accounts somewhat diminishes policy owners' ability to use market timing strategies. We also adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals and interfund transfer requests received by facsimile. This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.


                                    EXPENSES

     Charges and expenses that exist in connection with the 457(b) Group Variable Annuity will reduce a participant's investment return. You should carefully read this section for information about these expenses.

Insurance Charges

     We pay all of the operating expenses of Separate Account C, and we deduct insurance charges from each participant account. We deduct the insurance charges when we calculate the value of the accumulation units. The insurance charges include:

     o    mortality and expense risk;

     o    administrative expense; and

     o    distribution expense.

     Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted. This charge compensates us for all the insurance benefits provided by the policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     Administrative Charge. The administrative charge for each participant is equal, on an annual basis, to 0.15% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of a participant account invested in a portfolio. This charge is for all the expenses associated with the policy's administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees and computer and systems costs.

     Distribution Expense Charge. The distribution expense charge for each participant is equal, on an annual basis, to 0.10% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of the participant account invested in a portfolio. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

     Any withdrawals made may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the 457(b) Group Variable Annuity. The withdrawal charge is a percentage of the amount withdrawn, as shown in the Fee Table on page 3. We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. No withdrawal charge will be applied when a death benefit is paid.

Portfolio Company Expenses

     In addition to the charges discussed above, there are deductions from, and expenses paid out of, the assets of the portfolio companies. These deductions and expenses are described in the prospectuses for those companies.

Taxes

     If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to the policy, we will deduct the amount of the tax from the policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 3.5%, depending on the state.

     We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

                                   WITHDRAWALS

     If a policyholder's plan permits, a participant may be allowed to withdraw cash from his or her participant account by redeeming all or part of the accumulation units in his or her participant account at any time during the accumulation period, before we begin making annuity payments. After we begin making annuity payments, no withdrawals or redemptions may be made.

     Any partial withdrawal must be at least $250, although we may make exceptions for unforeseen emergencies, as defined by the plan. The redemption value of a participant account is equal to the value of the accumulation units in the account next computed after we receive the request for withdrawal. The withdrawal charge, if applicable and any taxes due will be deducted from the amount withdrawn before the participant receives it. We will deduct an equal dollar amount of the money withdrawn pro-rata from each of the participant's investment options. If a participant does not want the withdrawal to come from each of his or her investment options equally, the participant must specify the investment options from which the withdrawals are to be made, using a form we accept. We reserve the right to distribute the full amount of any participant account that, after a withdrawal, has a value of less than $100. We will mail any payment within seven days of receiving an acceptable request for withdrawal unless the payment is suspended, deferred or postponed, as described on page 12. Income taxes and certain restrictions may apply to any withdrawal you make.

     A withdrawal is a redemption of accumulation units. If accumulation units are redeemed, the number of accumulation units in a participant's account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request. A participant's request for withdrawal must be submitted to us in writing on a form we accept. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority. All proper withdrawal requests received before 3:00 p.m., Central Time, will receive same-day pricing.

     Payments for accumulation units redeemed are made within seven business days after we receive a properly tendered request; however, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared. Additionally, we may suspend, defer or delay payments as described on page 12.

                              DEATH BENEFIT AMOUNT

     The death benefit amount will be paid within seven days of receipt of proof of death and proper written instructions, unless we suspend, defer or postpone payments as described on page 12.

Death of Participant Before the Annuity Date

     If a participant dies prior to the annuity date, the death benefit will be the greater of: (1) the participant's purchase payments, less any withdrawals and withdrawal charges, or (2) the participant's account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death and an election for the payment period.

Death of Annuitant After the Annuity Date

     If an annuitant dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

     The following general tax discussion is not intended as tax advice. Participants should consult their own tax advisors about their circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Tax Treatment of Distributions

     The rules of the Internal Revenue Code of 1986, as amended (the "Code"), governs the tax treatment of distributions from an eligible deferred compensation plan described under Section 457(b) of the Code (an "Eligible 457(b) Plan"). The Code generally provides that a participant in a 457(b) Plan sponsored by a governmental entity will not be taxed on any increase in the value of the participant account until a distribution occurs. Taxes will be due on the amount of any distribution as it is paid to you. If the distribution is an "eligible rollover distribution" as defined in the Code, we are generally required to withhold 20% of the distribution for federal income tax purposes unless a participant elects to make a direct rollover to an eligible retirement plan. You should discuss with a tax advisor the tax implications of a distribution before electing to receive a distribution from the Plan.

Distributions

     The Code limits distributions from a 457(b) plan. Distributions can only be made:

     o    beginning with calendar year in which the participant attains age
          70-1/2;

     o    when a participant has a severance of employment;

     o    when a participant dies; or

     o when a participant is faced with an "unforeseeable emergency" (as defined in the plan, pursuant to the Code and Treasury Regulations).

     An Eligible 457(b) Plan must meet certain rules concerning required minimum distributions that are set forth in the Code. These required minimum distributions are required to begin for a participant by the April 1 following the latest to occur of the participant's attainment of age 70-1/2 or the participant's retirement. The distributions are calculated based on the value of the participant's account and the participant's age.

Diversification

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

     Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                                OTHER INFORMATION

American Fidelity Assurance Company

     We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia.

     Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106. We have been a wholly owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account C

     We established Separate Account C under Oklahoma insurance law on June 4, 2002 to hold the assets that underlie the 457(b) Group Variable Annuity. Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into 17 sub-accounts.

     We hold Separate Account C's assets in our name on behalf of Separate Account C, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the Separate Account's assets are credited to or charged against Separate Account C without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the 457(b) Group Variable Annuity.

Underwriter

     American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

     There are no pending material legal proceedings affecting us, Separate Account C or American Fidelity Securities, Inc.

Financial Statements

     Our financial statements and Separate Account C's financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
General Information and History of American Fidelity Assurance Company......1
Federal Tax Status..........................................................2
Fixed Annuity Payout........................................................4
Legal Opinions..............................................................4
Underwriter.................................................................4
Custodian and Independent Accountants.......................................4
Financial Statements........................................................5

________________________                              PLACE
________________________                              STAMP
________________________                               HERE



                         American Fidelity Assurance Company
                         P.O. Box 25520
                         Oklahoma City, OK 73125-0520

                         Attention:  Annuity Services Department

Please send me the Statement of Additional Information for the following:



[]  457(b) Group Variable Annuity         []  Dreyfus Investment Portfolios

[]  American Fidelity Dual Strategy       []  Federated Insurance Series
      Fund, Inc.(R)

[]  American Century(R) Variable          []  Merrill Lynch Variable Series
      Portfolios                                Funds, Inc.

[]  The Dreyfus Socially Responsible      []  Neuberger Berman Advisers
      Growth Fund, Inc.                         Management Trust

[]  The Dreyfus Stock Index Fund, Inc.    []  Vanguard Variable Insurance Fund

[]  Dreyfus Variable Investment Fund


Name    ________________________________________________________________
         (please print)
Address ________________________________________________________________

        ________________________________________________________________

        ________________________________________________________________

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005


     This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2005 for the 457(b) Group Variable Annuity.

     The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus,

          write to us at:              call us at:         e-mail us at:
          P.O. Box 25520              (800) 662-1106    va.help@af-group.com
Oklahoma City, Oklahoma 73125-0520

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005

                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----

General Information and History of American Fidelity Assurance Company.....1
Federal Tax Status.........................................................2
Fixed Annuity Payout.......................................................4
Legal Opinions.............................................................4
Underwriter................................................................4
Custodian and Independent Accountants......................................4
Financial Statements.......................................................5

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005


================================================================================

                       GENERAL INFORMATION AND HISTORY OF
                       AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Assurance Company which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

                               FEDERAL TAX STATUS

     NOTE: The following description is based upon American Fidelity Assurance Company's understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. You are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

     American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account C is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued regulations (including Treas. Reg. ss. 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

     The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account C will cause the owner to be treated as the owner of the assets of Separate Account C, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account C resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account C.

     Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Section 457(b) Plan Federal Tax Status

     Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals. Because all of the contributions to the participant accounts are made on a pre-tax basis, all distributions will be subject to federal income tax unless the distribution is rolled over to a qualified retirement plan, a Section 403(b) plan, a traditional IRA or another governmental Section 457 plan in a direct rollover. You should seek competent advice about the tax consequences of any distributions.

Income Tax Withholding

     All distributions from governmental 457(b) plans except distributions rolled over in a direct rollover are includible in the gross income of the participant when distributed, and will be subject to federal income tax withholding pursuant to Section 3405 of the Code. Generally, federal income tax is withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments that are not considered "eligible rollover distributions." The participant may elect not to have taxes withheld or to have withholding done at a different rate unless the distribution us an eligible rollover distribution. Participants are liable for payment of any federal income tax payable on a distribution and those who elect not to have withholding made or who elect to have withholding done at a different rate are still required to pay the full amount of any tax owed. Participants may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Participants who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

     There is a mandatory 20% withholding for eligible rollover distributions that are eligible for rollover to qualified retirement plans, Section 403(b) plans, traditional IRAs, and governmental Section 457 plans but that are not directly rolled over. Eligible rollover distributions are any non-periodic distributions that are not: (a) a series of substantially equal periodic payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; or (c) distributions made in the event of an unforeseeable emergency as defined in regulations issued by the Treasury Department. An eligible rollover distribution that is distributed to the participant is eligible to be rolled over to an "eligible retirement plan" if the rollover is completed within 60 days of receipt of the eligible rollover distribution by the participant. An eligible rollover distribution other than a direct rollover is subject to the 20% withholding and any withheld amount not rolled over will be recognized as taxable income. Any federal income tax withheld will be applied against the participant's federal income tax liability for the year of distribution and is available for refund. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Penalty Tax on Distributions Attributed to Rollovers

     Generally, in addition to ordinary income tax, a penalty equal to 10% of the amount of any payment will apply to any distribution received from the 457(b) Group Variable Annuity to the extent attributable to a rollover from a qualified plan, an IRA or a 403(b) plan if received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy or other exceptions which may apply.

                      PURCHASE OF SECURITIES BEING OFFERED

     American Fidelity Separate Account C offers the 456(b) Group Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs. This is accomplished by our sales representatives meeting directly with such educators.

                              FIXED ANNUITY PAYOUT

     The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the annuity table that corresponds with the annuity option selected. The fixed annuity provides an annual guaranteed interest rate on all annuity options. American Fidelity Assurance Company may pay or credit excess interest on a fixed annuity at its discretion.

                                 LEGAL OPINIONS

     McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

                                   UNDERWRITER

     American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account C for 2002 (beginning July 31), 2003, and 2004 were $3.00, $1,171.00, and $
1,710.00, respectively.

                      CUSTODIAN AND INDEPENDENT ACCOUNTANTS

     The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account C required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer, American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

      [Independent Accountant Information To Be Included in Final Document]


                              INVESTMENT CONSULTANT

     Asset Services Company, L.L.C., 5101 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and its investment advisor. Under the investment consultant agreement, from time to time, Asset Services provides certain reports and information to Separate Account C and its investment advisor. Asset Services is an indirect subsidiary of American Fidelity Corporation, which owns 100% of the fund's investment advisor.

     American Fidelity Assurance Company, the fund's investment advisor, pays all of Asset Services' compensation for its services as consultant. Asset Services received $1,750, $1,613 and $0 for services performed with regard to Separate Account C in 2002, 2003 and 2004, respectively.


                              FINANCIAL STATEMENTS

     Following are the financial statements of Separate Account C and American Fidelity Assurance Company. The financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account C.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B hereof:

AMERICAN FIDELITY SEPARATE ACCOUNT C

     Independent Auditors' Report
     Statements of Assets and Liabilities as of December 31, 2004
     Statements of Operations for the Year Ended December 31, 2004
     Statements of Changes in Net Assets for the Year Ended December 31, 2004 Financial Highlights
     Notes to Financial Statements

AMERICAN FIDELITY ASSURANCE COMPANY

    Independent Auditors' Report
    Consolidated Balance Sheets as of December 31, 2004 and 2003
    Consolidated Statements of Income for the Years Ended December 31, 2004,
      2003 and 2002
    Consolidated Statements of Stockholder's Equity for the Years Ended
      December 31, 2004, 2003 and 2002
    Consolidated Statements of Cash Flows for the Years Ended December 31,
      2004, 2003 and 2002
    Notes to Consolidated Financial Statements
    Schedule III - Business Segment Information
    Schedule IV - Reinsurance

(b)  Exhibits

1 Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C. Incorporated by reference to Exhibit 1 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

3 Principal Underwriter's Agreement dated July 30, 2002, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 3 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

4.1      Flexible Premium Group Variable Annuity. Incorporated by reference to
         Exhibit 4.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 Filed on May 16, 2003.

5.1 Section 457(b) Deferred Compensation Plan Participation Election Form. Incorporated by reference to Exhibit 5.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 Filed on May 16, 2003.

5.2 Section 457 Group Variable Annuity Master Application. Incorporated by reference to Exhibit 5.2 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 Filed on May 16, 2003.

6.1 Articles of Incorporation of American Fidelity Assurance Company as amended. Incorporated by reference to Exhibit 6.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 Filed on May 16, 2003.

6.2 Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 6.2 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 Filed on May 16, 2003.

8.1 Fund Participation Agreement dated April 18, 1997, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. Incorporated by Reference to Exhibit 8.1 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 Filed on April 26, 2004.

8.2 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002. Incorporated by reference to Exhibit 8.2 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.3 Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997. Incorporated by Reference to Exhibit 8.3 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 Filed on April 26, 2004.

8.4 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). Incorporated by Reference to Exhibit 8.4 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 Filed on April 26, 2004.

8.5 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.6 Fund Participation Agreement dated December 22, 1998, between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company. Incorporated by Reference to Exhibit 8.6 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 Filed on April 26, 2004.

8.7 First Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company. Incorporated by Reference to Exhibit 8.7 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 Filed on April 26, 2004.

8.8 Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002. Incorporated by reference to Exhibit 8.8 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.9 Shareholder Services Agreement dated January 16, 2001, between American Fidelity Assurance Company and American Century Investment Management, Inc. Incorporated by Reference to Exhibit 8.9 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 Filed on April 26, 2004.

8.10 Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc., dated April 6, 2001. Incorporated by Reference to Exhibit 8.10 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 Filed on April 26, 2004.

8.11 Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.11 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.12 Fund Participation Agreement dated April 10, 2001, between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. Incorporated by Reference to
         Exhibit 8.12 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 Filed on April 26, 2004.

8.13 Amendment No. 1 to the Fund Participation Agreement between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.13 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.14 Fund Participation Agreement dated April 20, 2001, between American Fidelity Assurance Company and Federated Insurance Series and Federated Securities Corp. Incorporated by Reference to Exhibit 8.14 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 Filed on April 26, 2004.

8.15 Amendment No. 1 to Fund Participation Agreement between American Fidelity Assurance Company and Federated Insurance Series and Federated Securities Corp. dated June 27, 2002. Incorporated by reference to
         Exhibit 8.15 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.16* Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc.

8.17* Administrative Services Agreement dated May 1. 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.

8.18* Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.

8.19* Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.

8.20* AMT Services Agreement dated August 31, 2001 between Neuberger Berman Management Inc. and American Fidelity Assurance Company.

8.21* Investment Consultant Agreement dated September 1, 1999 between American Fidelity Assurance Company and Asset Services Company, L.L.C.

8.22* First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005.

8.23* Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March ___, 2005.

8.24* Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March __, 2005.

8.25* Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated March __, 2005.

8.26* Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March __, 2005.

9**      Opinion and Consent of Counsel.

10**     Consent of Independent Auditors.

99*      Organizational Chart of American Fidelity Assurance Company.
___________________

*        Filed herewith
**       To be filed by future amendment.


ITEM     25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   -------------------------------------

Lynda L. Cameron                      Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William M. Cameron                    Chairman of the Board and Chief Executive
2000 N. Classen Boulevard             Officer, Director
Oklahoma City, Oklahoma  73106

David R. Carpenter                    Executive Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William E. Durrett                    Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Charles R. Eitel                      Director
One Concourse Parkway, Suite 800
Atlanta, Georgia  30328

Theodore M. Elam                      Director
211 N. Robinson, 10th Floor
Oklahoma City, OK  73102

Stephen P. Garrett                    Senior Vice President, Secretary, and
2000 N. Classen Boulevard             Chief Compliance Officer
Oklahoma City, Oklahoma  73106

Kenneth D. Klehm                      Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Alfred L. Litchenburg                 Executive Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

David R. Lopez                        Director
210 Park Ave., Suite 230
Oklahoma City, OK  73102

Paula Marshall-Chapman                Director
2727 East 11th Street
Tulsa, Oklahoma  74104

John W. Rex                           President and Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Galen P. Robbins, M.D.                Director
11901 Quail Creek Road
Oklahoma City, Oklahoma  73120


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of April 1, 2005, there were 1,640 non-qualified contract owners and no qualified contract owners.

ITEM 28. INDEMNIFICATION

     The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

     (a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

     (b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

     (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account B and American Fidelity Dual Strategy Fund, Inc.(R)

     (b) The following persons are the officers and directors of American Fidelity Securities, Inc.

Name and Principal Business Address Positions and Offices with Underwriter
----------------------------------- -------------------------------------------

David R. Carpenter                  Director, Chairman, President, Chief
P.O. Box 25523                      Executive Officer, Treasurer, and Investment
Oklahoma City, Oklahoma  73125      Company and Variable Contracts Products
                                    Principal

Marvin R. Ewy                       Director, Vice President, Secretary and
P.O. Box 25523                      Investment Company and Variable Contracts
Oklahoma City, Oklahoma  73125      Products Principal

Nancy K. Steeber                    Director, Vice President, Chief Operations
P.O. Box 25523                      Officer and Investment Company and Variable
Oklahoma City, Oklahoma  73125      Contracts Products Principal

Shirley Williams                    Assistant Vice President, Chief Financial
P.O. Box 25523                      Officer, and Financial and Operations
Oklahoma City, Oklahoma  73125      Principal

Katherine I. Leviant                Chief Compliance Officer
P.O. Box 25523
Oklahoma City, OK 73125


     (c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account C in 2004 were $ 1,710. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     (d) Registrant hereby undertakes to represent that any contract offered by the prospectus that is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal of restrictions to the extent necessary to comply with Internal Revenue Code
Section 403(b)(11).

                                 REPRESENTATIONS

     American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on March 30, 2005.

                                      AMERICAN FIDELITY SEPARATE ACCOUNT C
                                      (Registrant)
                                      By:  American Fidelity Assurance Company
                                           (Depositor)

                                      By:     JOHN W. REX
                                              John W. Rex, President

                                      AMERICAN FIDELITY ASSURANCE COMPANY
                                      (Depositor)

                                      By:     JOHN W. REX
                                              John W. Rex, President


     Each of the undersigned officers and directors of American Fidelity Assurance Company, hereby severally constitute and appoint John W. Rex as his true and lawful attorney-in-fact with full power to sign for him, in his name as officer or director, or both, of American Fidelity Assurance Company, a Registration Statement (and any and all amendments thereto, including post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on March 30, 2005.

Signature                     Title
---------                     -----
                              Director
-------------------------
Lynda L. Cameron


                              Chairman, Chief Executive Officer and Director (Principal Executive Officer)
-------------------------
William M. Cameron


                              Executive Vice President and Treasurer (Principal
DAVID R. CARPENTER            Financial and Accounting Officer)
-------------------------
David R. Carpenter


WILLIAM E. DURRETT            Senior Chairman of the Board and Director
-------------------------
William E. Durrett


                              Director
-------------------------
Charles R. Eitel


THEODORE M. ELAM              Director
-------------------------
Theodore M. Elam



DAVID R. LOPEZ                Director
-------------------------
David R. Lopez


                              Director
-------------------------
Paula Marshall-Chapman


JOHN W. REX                   President and Director
-------------------------
John W. Rex


GALEN P. ROBBINS              Director
-------------------------
Galen P. Robbins, M.D.

                                  EXHIBIT INDEX
EXHIBIT
NUMBER          DESCRIPTION                                               METHOD OF FILING
------          -----------                                               ----------------
1         Resolution adopted by the Board of American Fidelity      Incorporated herein by reference
          Assurance Company authorizing the establishment of
          Separate Account C.

3         Principal Underwriter's Agreement dated July 30, 2002     Incorporated herein by reference
          between American Fidelity Assurance Company, on behalf
          of the Registrant, and American Fidelity Securities,
          Inc.

4.1       Flexible Premium Group Variable Annuity.                  Incorporated herein by reference

5.1       Section 457(b) Deferred Compensation Plan Participation   Incorporated herein by reference
          Election Form.

5.2       Section 457 Group Variable Annuity Master Application.    Incorporated herein by reference

6.1       Articles of Incorporation of American Fidelity            Incorporated herein by reference
          Assurance Company as amended.

6.2       Amended and Restated Bylaws of American Fidelity          Incorporated herein by reference
          Assurance Company dated November 24, 1997.

8.1       Fund Participation Agreement dated April 18, 1997,        Incorporated herein by reference
          between American Fidelity Assurance Company and Merrill
          Lynch Variable Series Funds, Inc.

8.2       Amendment to Fund Participation Agreement between         Incorporated herein by reference
          American Fidelity Assurance Company and Merrill Lynch
          Variable Series Funds, Inc. dated June 17, 2002.

8.3       Fund Participation Agreement dated May 13, 1997,          Incorporated herein by reference
          between American Fidelity Assurance Company and each of
          Dreyfus Variable Investment Fund, The Dreyfus Socially
          Responsible Growth Fund, Inc. and Dreyfus Life and
          Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
          Fund), as amended by Amendment to Fund Participation
          Agreement dated May 13, 1997.

8.4       Amendment to Fund Participation Agreement between         Incorporated herein by reference
          American Fidelity Assurance Company and each of Dreyfus
          Variable Investment Fund, The Dreyfus Socially
          Responsible Growth Fund, Inc. and Dreyfus Life and
          Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
          Fund).

8.5       Amendment to Fund Participation Agreement between         Incorporated herein by reference
          American Fidelity Assurance Company and each of Dreyfus
          Variable Investment Fund, The Dreyfus Socially
          Responsible Growth Fund, Inc. and Dreyfus Life and
          Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
          Fund) dated June 3, 2002.

8.6       Fund Participation Agreement dated December 22, 1998,     Incorporated herein by reference
          between American Fidelity Dual Strategy Fund, Inc. and
          American Fidelity Assurance Company (incorporated by
          reference to Exhibit 8.4 to Post-Effective Amendment
          No. 5 to American Fidelity Separate Account B's
          Registration Statement on Form N-4 filed on April 30,
          2001 (File No. 333-25663)).

8.7       First Amendment to Fund Participation Agreement between   Incorporated herein by reference
          American Fidelity Dual Strategy Fund, Inc. and American
          Fidelity Assurance Company.

8.8       Second Amendment to Fund Participation Agreement          Incorporated herein by reference
          between American Fidelity Dual Strategy Fund, Inc. and
          American Fidelity Assurance Company dated July 16,
          2002.

8.9       Shareholder Services Agreement dated January 16, 2001,    Incorporated herein by reference
          between American Fidelity Assurance Company and
          American Century Investment Management, Inc.

8.10      Amendment No. 1 to Shareholder Services Agreement         Incorporated herein by reference
          between American Fidelity Assurance Company and
          American Century Investment Management, Inc. dated
          April 6, 2001.

8.11      Amendment No. 2 to Shareholder Services Agreement         Incorporated herein by reference
          between American Fidelity Assurance Company and
          American Century Investment Management, Inc. dated June
          27, 2002.

8.12      Fund Participation Agreement dated April 10, 2001,        Incorporated herein by reference
          between American Fidelity Assurance Company, Neuberger
          Berman Advisers Management Trust and Neuberger Berman
          Management Inc.

8.13      Amendment No. 1 to Fund Participation Agreement between   Incorporated herein by reference
          American Fidelity Assurance Company, Neuberger Berman
          Advisers Management Trust and Neuberger Berman
          Management Inc. dated June 27, 2002.

8.14      Fund Participation Agreement dated April 20, 2001,        Incorporated herein by reference
          between American Fidelity Assurance Company and
          Federated Insurance Series and Federated Securities
          Corp.

8.15      Amendment No. 1 to Fund Participation Agreement between   Incorporated herein by reference
          American Fidelity Assurance Company and Federated
          Insurance Series and Federated Securities Corp. dated
          June 27, 2002.

99.8.16   Amended and Restated Fund Participation Agreement dated   Filed herewith electronically
          May 1, 1999, between American Fidelity Assurance
          Company and Merrill Lynch Variable Series Funds, Inc.

99.8.17   Administrative  Services  Agreement  dated May 1.  1999,  Filed herewith electronically between American Fidelity  Assurance Company and Merrill
          Lynch Asset Management, L.P.

99.8.18   Agreement dated May 13, 1997 between American Fidelity    Filed herewith electronically
          Assurance Company and The Dreyfus Corporation.

99.8.19   Amendment to the Agreement between The Dreyfus            Filed herewith electronically
          Corporation and American Fidelity Assurance Company
          dated January 1, 1999.

99.8.20   AMT Services Agreement dated August 31, 2001 between      Filed herewith electronically
          Neuberger Berman Management Inc. and American Fidelity
          Assurance Company.

99.8.21   Investment Consultant Agreement dated September 1, 1999   Filed herewith electronically
          between American Fidelity Assurance Company and Asset
          Services Company, L.L.C.

99.8.22   First Amendment to Investment Consultant Agreement        Filed herewith electronically
          between American Fidelity Assurance Company and Asset
          Services Company, L.L.C. dated January 28, 2005.

99.8.23   Amendment No. 2 to the Agreement between The Dreyfus      Filed herewith electronically
          Corporation and American Fidelity Assurance Company
          dated February ___, 2005.

99.8.24   Amendment No. 3 to the Shareholder Services Agreement     Filed herewith electronically
          between American Fidelity Assurance Company and
          American Century Investment Management, Inc. dated
          February __, 2005.

99.8.25   Amendment to The Administrative Services Agreement        Filed herewith electronically
          between American Fidelity Assurance Company and Merrill
          Lynch Asset Management, L. P. dated February __, 2005.

99.8.26   Participation Agreement among Vanguard Variable           Filed herewith electronically
          Insurance Fund, The Vanguard Group, Inc., Vanguard
          Marketing Corporation and American Fidelity Assurance
          Company dated March __, 2005.

9        Opinion and Consent of Counsel.

10       Consent of Independent Auditors.

99        Organizational Chart of American Fidelity Assurance       Filed herewith electronically
          Company.

